T. ROWE PRICE Emerging Markets Stock Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.3%
Common Stocks 2.3%
Globant (USD) (1) 228,223 53,818
MercadoLibre (USD) (1) 37,419 64,054
Total Argentina (Cost
$76,227
)
117,872
BRAZIL 7.0%
Common Stocks 7.0%
B3  21,595,854 57,015
Hypera  4,143,602 26,571
Klabin  6,942,643 29,946
Localiza Rent a Car  8,470,148 93,020
Localiza Rent a Car, Rights, 2/6/24 (1) 26,548 54
Raia Drogasil  17,643,567 90,098
Vale, ADR (USD)  2,751,900 37,673
WEG  4,828,344 31,478
Total Brazil (Cost
$307,487
)
365,855
CHINA 21.3%
Common Stocks 14.5%
Alibaba Group Holding (HKD)  4,176,256 37,457
Alibaba Group Holding, ADR (USD)  928,437 67,005
Jiumaojiu International Holdings (HKD)  23,320,000 13,736
KE Holdings, ADR (USD)  4,058,155 57,504
Li Auto, ADR (USD) (1) 2,511,480 69,518
Nongfu Spring, Class H (HKD)  5,388,000 29,242
PDD Holdings, ADR (USD) (1) 559,024 70,923
Tencent Holdings (HKD)  4,387,200 152,285
Yum China Holdings (HKD)  487,100 16,759
Yum China Holdings (USD)  4,366,548 151,039
Zhongsheng Group Holdings (HKD)  36,174,500 61,063
ZTO Express Cayman, ADR (USD)  1,831,600 29,965
756,496
Common Stocks - China A Shares 6.8%
Chacha Food, A Shares (CNH)  3,843,400 16,297
Chacha Food, A Shares (2) 1,707,893 7,258
Fuyao Glass Industry Group, A Shares (CNH)  18,613,051 98,576
Hangcha Group, A Shares (CNH)  8,378,874 26,744
Hongfa Technology, A Shares (CNH)  5,426,984 16,918
Kweichow Moutai, A Shares (CNH)  117,704 26,287

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Shenzhen Inovance Technology, A Shares (CNH)  1,509,781 11,749
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  793,525 29,642
Yifeng Pharmacy Chain, A Shares (CNH)  16,574,706 87,413
Zhejiang Dingli Machinery, A Shares (CNH)  2,683,300 19,256
ZWSOFT Guangzhou, A Shares (2) 1,754,078 17,661
357,801
Total China (Cost
$1,315,262
)
1,114,297
HONG KONG 3.1%
Common Stocks 3.1%
AIA Group  9,600,000 75,287
Budweiser Brewing APAC  17,205,300 27,118
Jardine Matheson Holdings (USD)  1,166,000 46,820
Wharf Real Estate Investment  4,514,000 13,225
Total Hong Kong (Cost
$169,803
)
162,450
HUNGARY 0.6%
Common Stocks 0.6%
OTP Bank  674,795 31,267
Total Hungary (Cost
$22,434
)
31,267
INDIA 16.6%
Common Stocks 16.6%
Asian Paints  1,158,594 41,241
Axis Bank  3,925,982 50,466
HDFC Asset Management  878,160 37,908
HDFC Bank  2,789,760 49,064
HDFC Life Insurance  8,245,589 57,221
Hindustan Unilever  1,423,849 42,463
ICICI Bank  5,812,970 71,753
Infosys  6,042,246 120,158
Jio Financial Services (1) 3,032,327 9,063
Kotak Mahindra Bank  3,255,180 71,594
Larsen & Toubro  911,939 38,181
Reliance Industries  4,604,269 158,006
Tata Consultancy Services  843,120 38,604
Titan  528,900 23,534
Voltas  4,566,604 59,864
Total India (Cost
$718,600
)
869,120

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 2.5%
Common Stocks 2.5%
Bank Central Asia  133,079,500 80,517
Bank Mandiri Persero  68,859,200 28,991
Sumber Alfaria Trijaya  133,162,400 22,349
Total Indonesia (Cost
$88,645
)
131,857
MALAYSIA 0.5%
Common Stocks 0.5%
CIMB Group Holdings  20,698,600 27,263
Total Malaysia (Cost
$24,280
)
27,263
MEXICO 4.3%
Common Stocks 4.3%
Becle  5,101,556 9,491
Gruma, Class B  1,948,252 36,457
Grupo Financiero Banorte, Class O  3,834,930 38,994
Grupo Mexico, Series B  5,772,819 29,757
Wal-Mart de Mexico  26,490,764 109,417
Total Mexico (Cost
$151,473
)
224,116
NETHERLANDS 1.2%
Common Stocks 1.2%
Prosus  2,196,172 64,956
Total Netherlands (Cost
$71,828
)
64,956
PERU 0.6%
Common Stocks 0.6%
Credicorp (USD)  191,416 28,412
Total Peru (Cost
$27,758
)
28,412
PHILIPPINES 1.8%
Common Stocks 1.8%
BDO Unibank  18,940,812 48,759
Jollibee Foods  9,118,190 41,138

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Universal Robina  640,174 1,270
Total Philippines (Cost
$76,801
)
91,167
PORTUGAL 0.5%
Common Stocks 0.5%
Jeronimo Martins  1,088,256 24,751
Total Portugal (Cost
$25,315
)
24,751
QATAR 1.3%
Common Stocks 1.3%
Qatar National Bank  15,565,868 66,209
Total Qatar (Cost
$77,833
)
66,209
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 8,670,400 —
Total Russia (Cost
$14,276
)
—
SAUDI ARABIA 4.4%
Common Stocks 4.4%
Al Rajhi Bank  1,096,008 24,466
Arabian Internet & Communications Services  109,181 9,526
Nahdi Medical  394,664 14,799
Saudi Awwal Bank  2,498,160 23,866
Saudi Basic Industries  2,408,477 49,927
Saudi National Bank  9,979,330 107,772
Total Saudi Arabia (Cost
$225,774
)
230,356
SOUTH AFRICA 3.1%
Common Stocks 3.1%
Bid  1,272,131 30,789
Capitec Bank Holdings  522,113 55,609
Clicks Group  2,835,060 45,571
Woolworths Holdings  8,187,208 30,370
Total South Africa (Cost
$135,570
)
162,339

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 8.5%
Common Stocks 8.5%
LG Chem  263,209 85,355
Samsung Electronics  5,651,576 307,089
SK Hynix  511,836 51,255
Total South Korea (Cost
$214,602
)
443,699
TAIWAN 12.6%
Common Stocks 12.6%
ASE Technology Holding  7,613,000 32,917
Chailease Holding  7,638,020 42,280
MediaTek  2,228,000 68,751
Taiwan Semiconductor Manufacturing  25,735,111 515,178
Total Taiwan (Cost
$241,071
)
659,126
THAILAND 1.4%
Common Stocks 1.4%
Bangkok Dusit Medical Services, NVDR  35,700,200 27,672
Bumrungrad Hospital  3,874,600 26,206
Siam Cement  2,463,600 18,755
Total Thailand (Cost
$72,176
)
72,633
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
First Abu Dhabi Bank  7,696,982 30,686
Total United Arab Emirates (Cost
$21,166
)
30,686
UNITED STATES 2.1%
Common Stocks 2.1%
Las Vegas Sands  2,217,636 108,487
Total United States (Cost
$114,863
)
108,487
VIETNAM 0.5%
Common Stocks 0.5%
Bank for Foreign Trade of Vietnam (1) 7,608,926 27,543
Total Vietnam (Cost
$27,483
)
27,543

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 142,956,511 142,957
Total Short-Term Investments (Cost $142,957) 142,957
Total Investments in Securities 99.5%
(Cost $4,363,684) $ 5,197,418
Other Assets Less Liabilities 0.5% 25,001
Net Assets 100.0% $ 5,222,419
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 1,126+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 34,213  ¤  ¤ $ 142,957^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,126 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $142,957.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Emerging Markets Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 738,398 $ 4,316,063 $ — $ 5,054,461
Short-Term Investments 142,957 — — 142,957
Total $ 881,355 $ 4,316,063 $ — $ 5,197,418

T. ROWE PRICE Emerging Markets Stock Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F111-054Q1 01/24